Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis
	June 30, 2015
	Level 2	Level 3	Total
	U.S. $ in thousands
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$1,282	$-	$1,282
Foreign exchange forward contracts
designated as hedging instruments	395	-	395

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,558)	-	(2,558)
Obligations in connection with acquisitions	-	(15,720)	(15,720)
	$(881)	$(15,720)	$(16,601)

	December 31, 2014
	Level 2	Level 3	Total
	U.S. $ in thousands
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$3,753	$-	$3,753

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,901)	-	(2,901)
Foreign exchange forward contracts designated
as hedging instruments	(1,243)	-	(1,243)
Obligations in connection with acquisitions	-	(35,656)	(35,656)
	$(391)	$(35,656)	$(36,047)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs
	Six months ended	Year ended
	June 30, 2015	December 31, 2014

	U.S. $ in thousands

Fair value at the beginning of the period	$35,656	$29,025
Settlements	-	(10,795)
Additions	-	43,576
Change in fair value recognized in earnings	(19,936)	(26,150)
Fair value at the end of the period	$15,720	$35,656